Investment Objectives and Goals - Kingsbarn Dividend Opportunity ETF	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Kingsbarn Dividend Opportunity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Kingsbarn Dividend Opportunity ETF (the “Fund”) seeks current income while maintaining prospects for capital appreciation.